Share-based compensation (Schedule of number and weighted average exercise prices of other equity instruments) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) Share	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($) Share
Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted during the year | Share		238,627		173,929
Weighted average price (C$/unit) | $ / shares	$ 6.45		$ 8.85
(Recovery) expense recognized during the year		$ 849		$ 1,459
Payments made during the year		$ 0		$ 2,053
Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted share units, beginning of year | Share		2,484,860		2,940.337
Number of units granted during the year		701,050		515,727
Credits for dividends		6,203		6,949
Number of units forfeited during the year		(180,324)		(133,804)
Number of units vested		(928,799)		(844,349)
Number of restricted share units, end of year | Share		2,082,990		2,484,860
Weighted average price (C$/unit) | $ / shares	9.64		10.42
(Recovery) expense recognized during the year		$ 2,076		$ 5,385
Payments made during the year		$ 6,232		$ 6,143
Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance units, beginning of year | Share		1,506,231		1,095,615
Number of units granted during the year		423,322		406,656
Credits for dividends		4,598		3,960
Number of units forfeited during the year		(285,782)		0
Number of units vested		(275,306)		0
Number of performance units, end of year | Share		1,373,063		1,506,231
Weighted average price (C$/unit) | $ / shares	$ 9.82		$ 10.42
(Recovery) expense recognized during the year		$ (1,011)		$ 3,382
Payments made during the year		$ 1,115		$ 0